Description of business and organization - Reorganization and VIE (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 05, 2020 investment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Consolidated revenues, net loss and cash flow information
Revenues		¥ 4,666,147	$ 657,213	¥ 3,561,994	¥ 2,779,063
Net loss attributable to ECARX Holdings Inc.		(940,191)	(132,423)	(1,564,164)	(1,173,955)
Net cash used in operating activities		(1,243,406)	(175,129)	(461,337)	(907,283)
Net cash (used in) provided by investing activities		592,083	83,393	(313,039)	(1,198,234)
Net cash provided by financing activities		296,826	41,808	657,767	2,122,792
Net decrease in cash and restricted cash		(313,155)	(44,107)	(87,703)	(14,744)
Cash and restricted cash at the beginning of the year		901,429	126,964	989,132	1,003,876
Cash and restricted cash at the end of the year		588,274	$ 82,857	901,429	989,132
VIE's
Consolidated revenues, net loss and cash flow information
Revenues		936,520			2,755,780
Net loss attributable to ECARX Holdings Inc.		2,793,301			(1,106,865)
Net cash used in operating activities		(224,031)			817,989
Net cash (used in) provided by investing activities		165,672			(436,280)
Net cash provided by financing activities		(1,055,000)			1,047,854
Net decrease in cash and restricted cash		(665,297)			(206,415)
Cash and restricted cash at the beginning of the year		0		665,297	871,712
Cash and restricted cash at the end of the year				0	¥ 665,297
Number of equity method investments spun off | investment	3
Consolidation, Eliminations
Consolidated revenues, net loss and cash flow information
Revenues		(265,452)		(26,290)
Net loss attributable to ECARX Holdings Inc.		(2,981,707)		44,361
Net cash used in operating activities		(228,428)		(33,405)
Net cash provided by financing activities		¥ (157,000)		¥ (2,067,268)